AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 2001

                               FILE NO. 333-78761
                                    811-8914
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                            ------------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                      |X|
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]

                         POST-EFFECTIVE AMENDMENT NO. 5                    |X|
                                     AND/OR


                             REGISTRATION STATEMENT
                                      UNDER

                     THE INVESTMENT COMPANY ACT OF 1940 |X|
                               AMENDMENT NO. 5 |X|


                        (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                        PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                            ------------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                            ------------------------

                                  Dona D. Young
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                        ---------------------------------
                                    Copy to:


                             Richard J. Wirth, Esq.
                        PHL Variable Insurance Company

                                One American Row
                             Hartford, CT 06102-5056

                        ---------------------------------

It is proposed that this filing will become effective (check appropriate space):
      |X| Immediately upon filing pursuant to paragraph (b) of Rule 485
      [ ] On October 29, 2001 pursuant to paragraph (b) of Rule 485
      [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ] On ________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

================================================================================

                       PARTS A & B ARE HEREBY INCORPORATED
                    BY REFERENCE TO POST-EFFECTIVE AMENDMENT
                  NO. 4, FILED VIA EDGAR ON OCTOBER 29, 2001.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements

               The condensed financial information is included in Part A and the financial statements are included in Part B.

          (b)  Exhibits

               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.

                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Form N-4 Registration Statement (File No. 33-87376) Pre-Effective Amendment No. 1, filed via Edgar on July 20, 1995.

               (4)  Form of Variable Annuity Contract (Retirement Planner's
                    Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (5) Form of Application (Retirement Planner's Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (6)  (a) Charter of PHL Variable Insurance Company is
                        incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed on December 14, 1994.

               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Written Opinion and Consent of Richard J. Wirth, Esq., filed via Edgar with Post-Effective Amendment No. 4 on October 29, 2001.

               (10) Written Consent of PricewaterhouseCoopers LLP, filed via
                    Edgar with Post-Effective Amendment No. 4 on October 29,
                    2001.


               (11) Not Applicable.

               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation
                        is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


               NAME                                               POSITION WITH DEPOSITOR
               ----                                               -----------------------
               Carl T. Chadburn*                                  Director

               Robert W. Fiondella*                               Director and Chairman

               Joseph E. Kelleher**                               Director and Senior
                                                                  Vice President

               Philip R. McLoughlin*                              Director,
                                                                  Executive Vice President and
                                                                  Chief Investment Officer

               David W. Searfoss*                                 Director,
                                                                  Executive Vice President and
                                                                  Chief Financial Officer

               Simon Y. Tan*                                      Director and President

               Dona D. Young*                                     Director and
                                                                  Executive Vice President

               Michael J. Gillotti*                               Executive Vice President



--------------------

* The principal business address of this individual is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of this individual is PHL Variable Insurance Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of September 30, 2001 there were 1,046 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL          POSITIONS AND OFFICES
          BUSINESS ADDRESS            WITH UNDERWRITER
          ----------------            ----------------

          Michael E. Haylon**         Director

          Philip R. McLoughlin**      Director and Chairman

          William R. Moyer*           Director, Executive Vice President,
                                      Chief Financial Officer
                                      and Treasurer

          John F. Sharry*             President, Retail Distribution


          Stephen D. Gresham**        Executive Vice President, Chief Sales
                                      and Marketing Officer



* The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:


NAME OF                        NET UNDERWRITING                    COMPENSATION               BROKERAGE
PRINCIPAL UNDERWRITER          DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
---------------------          -------------------------           -------------              -----------            ------------
PEPCO                               $2.8 million                         0                         0                       0


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of October, 2001.


                                     PHL VARIABLE INSURANCE COMPANY

                                     By:  *Simon Y. Tan
                                           -------------
                                           Simon Y. Tan
                                           President

                                     PHL VARIABLE ACCUMULATION ACCOUNT

                                     By:  *Simon Y. Tan
                                           -------------
                                           Simon Y. Tan
                                           President
                                           of PHL Variable Insurance Company


       As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 29th day of October, 2001.


       SIGNATURE                                 TITLE
       ---------                                 -----

                                                 Director
----------------------------------
*Carl T. Chadburn

                                                 Director and Chairman
                                                 (Principal Executive Officer)
----------------------------------
*Robert W. Fiondella

                                                 Director
----------------------------------
*Joseph E. Kelleher

                                                 Director
----------------------------------
*Philip R. McLoughlin

                                                 Director
----------------------------------
*David W. Searfoss

                                                 Director, President
----------------------------------
*Simon Y. Tan


/s/ Dona D. Young                                Director
----------------------------------
*Dona D. Young


By:/s/ Dona D. Young
   -------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.

                                      S-1